Other Assets Other Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Carrier Charges			$ 2,817	$ 5,319
Prepaid Expense, Current			2,173	1,569
Inventory, Net			2,211	404
Other Assets, Miscellaneous, Current			2,099	2,422
Other current assets	7,568		9,300	9,714
Deferred Finance Costs, Noncurrent, Net			0	3,450
Security Deposit			3,134	1,897
Other Assets, Miscellaneous, Noncurrent			745	912
Other Assets, Noncurrent	3,821		3,879	6,259
Costs Incurred, Deferred Financing Costs			500	134
Amortization of Financing Costs	0	707	2,320	2,706	2,660
Debtor Reorganization Items, Write-off of Deferred Financing Costs and Debt Discounts			$ 1,630	$ 0	$ 0